Cover	Mar. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2025
Entity File Number	001-42503
Entity Registrant Name	K&F Growth Acquisition Corp. II
Entity Central Index Key	0002029976
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1219 Morningside Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	310
Local Phone Number	545-9265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	KFIIU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	KFII
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-fifteenth (1/15) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fifteenth (1/15) of one Class A ordinary share upon the consummation
Trading Symbol	KFIIR
Security Exchange Name	NASDAQ